Loans - Schedule of Carrying Amount of Loans Acquired under ASC Topic 310-10 (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Loans [Line Items]
Contractually required principal and interest at acquisition	$ 87,001
Nonaccretable difference (expected losses and foregone interest)	(6,478)
Cash flows expected to be collected at acquisition	80,523
Fair value of acquired loans at acquisition	66,675
Asc 310-10 Loan [Member]
Loans [Line Items]
Contractually required principal and interest at acquisition	1,224,635
Nonaccretable difference (expected losses and foregone interest)	(20,790)
Cash flows expected to be collected at acquisition	1,203,845
Fair value of acquired loans at acquisition	$ 1,014,903